Risk management activities - Remaining contractual maturities of financial liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating accounts payable	$ 6,418
Compensation payable	11,829
Lease obligation	10,211
Non-derivative financial liabilities, undiscounted cash flows	28,458
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating accounts payable	6,418
Compensation payable	11,829
Lease obligation	1,097
Non-derivative financial liabilities, undiscounted cash flows	19,344
1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating accounts payable	0
Compensation payable	0
Lease obligation	2,306
Non-derivative financial liabilities, undiscounted cash flows	2,306
4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating accounts payable	0
Compensation payable	0
Lease obligation	1,915
Non-derivative financial liabilities, undiscounted cash flows	1,915
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating accounts payable	0
Compensation payable	0
Lease obligation	4,893
Non-derivative financial liabilities, undiscounted cash flows	$ 4,893